UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	November 2, 2011

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       46

Form 13F Information Table value total:       $69788



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       3941  571949SH       SOLE                 0       0 571949
Agilent Technologies, Inc. COM              00846U101        320   10234SH       SOLE                 0       0  10234
Amerisourcebergen Corp     COM              03073E105        427   11446SH       SOLE                 0       0  11446
Apple Computer Inc.        COM              037833100        835    2190SH       SOLE                 0       0   2190
BHP Billiton ADR           SPONSORED ADR    05545E209        435    8191SH       SOLE                 0       0   8191
Canadian Nat'l Railway     COM               136375102       482    7238SH       SOLE                 0       0   7238
Caterpillar, Inc.          COM               149123101       416    5631SH       SOLE                 0       0   5631
Chevron Corporation        COM               166764100       746    8061SH       SOLE                 0       0   8061
Church & Dwight Co Inc     COM               171340102       673   15232SH       SOLE                 0       0  15232
Cognizant Tech Sol Cl A    CL A              192446102       572    9122SH       SOLE                 0       0   9122
Conoco Phillips            COM              20825C104        640   10111SH       SOLE                 0       0  10111
Deere & Company            COM               244199105       390    6044SH       SOLE                 0       0   6044
Eaton Corporation          COM               278058102       387   10891SH       SOLE                 0       0  10891
Exxon Mobil Corporation    COM              30231G102       1042   14340SH       SOLE                 0       0  14340
Ford Motor Company         COM               345370860       101   10435SH       SOLE                 0       0  10435
H.J. Heinz Company         COM               423074103       610   12093SH       SOLE                 0       0  12093
IHS Inc.                   COM               451734107       617    8245SH       SOLE                 0       0   8245
Int'l Business Machines    COM               459200101       398    2274SH       SOLE                 0       0   2274
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1271   63340SH       SOLE                 0       0  63340
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1230   48244SH       SOLE                 0       0  48244
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871      1152   80372SH       SOLE                 0       0  80372
iShares MSCI New Zealand   ZEALAND INVST     464289123      1291   44531SH       SOLE                 0       0  44531
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673      1289  117151SH       SOLE                 0       0 117151
iShares MSCI South Korea   MSCI S KOREA      464286772      1153   24753SH       SOLE                 0       0  24753
iShares S&P Global Telecom S&P GBL TELCM     464287275       619   11406SH       SOLE                 0       0  11406
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      3935  114736SH       SOLE                 0       0 114736
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390       786   20212SH       SOLE                 0       0  20212
Lab Corp of America        COM              50540R409        515    6518SH       SOLE                 0       0   6518
Potlatch Corporation       COM               737630103      4278  135717SH       SOLE                 0       0 135717
PowerShares DB Agriculture DB AGRICULT FD   73936B408       1494   50363SH       SOLE                 0       0  50363
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       2135   61976SH       SOLE                 0       0  61976
Rayonier, Inc.             COM               754907103      4621  125612SH       SOLE                 0       0 125612
Rovi Corporation           COM               779376102       247    5750SH       SOLE                 0       0   5750
Schlumberger Limited       COM               806857108       576    9651SH       SOLE                 0       0   9651
Southern Company           COM               842587107       567   13384SH       SOLE                 0       0  13384
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407        954   27371SH       SOLE                 0       0  27371
SPDR Consumer Staples      SBI CONS STPLS   81369Y308        559   18858SH       SOLE                 0       0  18858
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        357    4238SH       SOLE                 0       0   4238
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      14981  283042SH       SOLE                 0       0 283042
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847       5929  116316SH       SOLE                 0       0 116316
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       2522   44786SH       SOLE                 0       0  44786
Teradata Corp              COM              88076W103        738   13787SH       SOLE                 0       0  13787
Thermo Fisher Scientific   COM               883556102       547   10804SH       SOLE                 0       0  10804
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      1718   47940SH       SOLE                 0       0  47940
Virginia Commerce Bancorp  COM              92778Q109         76   13003SH       SOLE                 0       0  13003
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1216   31460SH       SOLE                 0       0  31460